Stockholders' Equity (Deficiency)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Stockholders' Equity (Deficiency) [Abstract]
Stockholders' Equity (Deficiency)

Note 9. Stockholders' Deficiency

Common Stock

On June 4, 2014, a member of the Board of Directors invested $50,000 in exchange for 263,158 shares of common stock and 263,158 warrants at $0.19 per share. On June 24, 2014, a member of the Board of Directors and the Company's CEO each invested $50,000 in exchange for 263,158 shares of common stock and 263,158 warrants at $0.19 per share.

On July 29, 2014, as part of a private placement offering, seven accredited investors, including the Company's CFO, paid a total of $1,631,500 in exchange for 10,525,809 shares of common stock and 5,262,907 five-year warrants exercisable at $0.19 per share. Aspen incurred $75,000 of expenses relating to this offering. As a result of this private placement, on July 31, 2014, Aspen issued 3,473,259 shares of common stock to prior investors who had price protection on their investments, issued 2,662,139 warrants to a prior investor who had price protection on their investment, and reduced the exercise and conversion price on 14,451,613 outstanding warrants and its outstanding Debenture to $0.155.

Warrants

A summary of the Company's warrant activity during the three months ended July 31, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, April 30, 2014	23,144,005	$0.31
Granted	8,714,519	0.19
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, July 31, 2014	31,858,524	$0.27	4.9	$-

Exercisable, July 31, 2014	31,858,524	$0.27	4.9	$-

On June 4, 2014, a member of the Board of Directors invested $50,000 in exchange for 263,158 shares of common stock and 263,158 warrants at $0.19 per share. On June 24, 2014, a member of the Board of Directors and the Company's CEO each invested $50,000 in exchange for 263,158 shares of common stock and 263,158 warrants at $0.19 per share.

On July 29, 2014, as part of a private placement offering seven accredited investors, including the Company's CFO, paid a total of $1,631,500 from the sale of 10,525,809 shares of common stock and 5,262,907 five-year warrants exercisable at $0.19 per share. As a result of this private placement, on July 31, 2014, Aspen issued 3,473,259 shares of common stock to prior investors who had price protection on their investments, issued 2,662,139 warrants to a prior investor who had price protection on their investment and reduced the exercise and conversion price on 14,451,613 outstanding warrants and its outstanding Debenture to $0.155.

Certain of the Company's warrants contain price protection. The Company evaluated whether the price protection provision of the warrant would cause derivative treatment. In its assessment, the Company determined that since its shares are not readily convertible to cash due to an inactive trading market, through July 31, 2014 the warrants are excluded from derivative treatment.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the "Plan") that provides for the grant of 9,300,000 shares, and 14,300,000 effective July 2014, in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors. As of July 31, 2014, there were 613,588 shares remaining under the Plan for future issuance.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company's stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award.

A summary of the Company's stock option activity for employees and directors during the quarter ended July 31, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2014	10,476,412	$0.35
Granted	-
Exercised	-
Forfeited	(10,000)
Expired	-
Balance Outstanding, July 31, 2014	10,466,412	$0.23	3.5	$-

Exercisable, July 31, 2014	5,082,712	$0.27	3.4	$-

There were no stock options granted to employees during the three months ended July 31, 2014. The Company recorded compensation expense of $96,455 for the three months ended July 31, 2014 in connection with employee stock options. $148,608 was recorded during the same period in 2013.

As of July 31, 2014, there was $622,536 of total unrecognized compensation costs related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 4 years.

Stock Option Grants to Non-Employees

There were no stock options granted to non-employees during the three months ended July 31, 2014. The Company recorded compensation expense of $748 for the three months ended July 31, 2014 in connection with non-employee stock options. $748 was recorded during the same period in 2013.  There was no unrecognized compensation cost at July 31, 2014.

A summary of the Company's stock option activity for non-employees during the three months ended July 31, 2014 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2014	270,000	$0.35
Granted	-
Exercised	-
Forfeited	(50,000)	$0.19
Expired	-
Balance Outstanding, July 31, 2014	220,000	$0.30	2.8	2.8

Exercisable, July 31, 2014	73,333	$0.30	2.8	2.8

Note 12. Stockholders' Equity (Deficiency)

Stock Dividends and Reverse Split

On February 23, 2012, Aspen approved a stock dividend of one new share of Aspen for each share presently held. Following the stock dividend, Aspen approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock. This was done in order to reduce the conversion ratio of the Aspen convertible preferred stock for all Series to 1 for 1 except for Series C, which then had a conversion ratio of 0.8473809. All share and per share data has been retroactively adjusted to reflect the stock splits.

Preferred Stock

On March 13, 2012, all preferred shares were automatically converted into shares of common stock and, based on the terms of the preferred shares (See below).

Common Stock

On March 13, 2012, all of the outstanding preferred shares of the Company were automatically converted into 13,677,274 shares of common stock of Aspen Group, Inc. (See Note 11).

Pursuant to the recapitalization discussed below and under generally accepted accounting rules, the Company is deemed to have issued 9,760,000 shares of common stock to the original stockholders of Aspen Group, Inc. Technically, no shares were issued since the original stockholders owned their shares prior to March 13, 2012.

In April 2012, the Company issued 20,000 shares of common stock upon the conversion of $20,000 of convertible notes payable (See Note 9).

On September 28, 2012, the Company raised $2,494,899 (net of offering costs of $262,101) from the sale of 78.77 Units (including 7,877,144 shares of common stock and 3,938,570 five-year warrants exercisable at $0.50 per share) through Laidlaw. Of the amount raised, $212,000 or 605,716 shares of common stock were from directors of the Company. Also, on September 28, 2012, as a result of this financing, all of the $1,706,000 (face value) of Convertible Notes from the Phase One financing automatically converted into 5,130,795 shares of common stock at the contractual rate of $0.3325 per share. In addition, 202,334 shares of common stock and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes. Accordingly, a loss of $3,339 was recognized upon settlement (See Note 9).

On September 28, 2012, as a result of the aforementioned financing, a $49,825 (face value) Convertible Note was automatically converted into 142,357 shares of common stock at the contractual rate of $0.35 per share. In addition, 112 shares of common stock were issued to settle $39 of accrued interest on the aforementioned convertible note. No gain or loss was recognized upon settlement (See Note 9).

On September 28, 2012, as a result of the initial closing of the Phase Two financing, 4,516,917 shares of common stock and warrants to purchase 915,429 shares of common stock at $0.3325 per share were issued to the former owners of Aspen Series D and Series E shares under the price protection provision. This resulted in an increase in stock of common stock of $4,517 with a corresponding decrease in additional paid-in capital. 550,000 of the former Series D shares and all 1,700,000 of the former Series E shares continue to have price protection through March 13, 2015.

On October 1, 2012, the Company purchased 264,000 shares of common stock for $132,000, from the Company's former chairman (see Notes 4 and 15). On November 13, 2012, these shares were retired.

On December 7, 2012, the Company purchased 200,000 shares of common stock for $70,000, from the Company's former chairman. The shares are being held as treasury shares.

On October 1, 2012, the Company retained two investor relations firms agreeing to pay one firm $50,000 a year for two years and issuing it 200,000 shares of common stock, having a fair value of $70,000 based on recent sales of common stock. The second firm was retained for one year with a fee of $5,000 per month. The second firm also received 100,000 shares of common stock and 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $43,000 based on recent sale of Units.

On October 10, 2012, the Company entered into a non-exclusive agreement with Global Arena Capital Corp. ("GAC"), a broker-dealer, through which GAC agreed to use its best efforts to raise up to $2,030,000 from the sale of Units of common stock and warrants that are identical to those Units sold on September 28, 2012. The Company agreed to compensate GAC from sales of Units by paying it compensation equal to 10% of the gross proceeds sold by it. The Company also agreed to issue GAC five-year warrants to purchase 10% of the same Units it sells to investors with an exercise price equal to the purchase price paid by investors ($35,000 per Unit). In addition, the Company agreed to pay GAC a 3% non-accountable expense allowance from the proceeds of Units sold by it.

As of December 31, 2012, the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 shares of common stock at $0.35 per share and (ii) 98,000 shares of common stock at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 shares of common stock and 1,021,432 warrants) under the offering.

During the period from February 13, 2013 through March 1, 2013, the Company raised $519,370 (net of offering costs of $45,630) from the sale of 16.14 Units (including 1,614,286 shares of common stock and 807,143 five-year warrants exercisable at $0.50 per share) on its own behalf without the use of a broker. The warrants have cashless exercise provisions. On March 14, 2013, and based on the Company having increased the remainder of the Offering by $20,000, the Company entered into an exclusive engagement with Laidlaw & Company (UK) Ltd. under which Laidlaw agreed to use its best effort to sell up to $770,000 of Units with the same terms as the Units the Company sold in 2012 and 2013 to date. Laidlaw received cash commissions of 10% based on the number of Units sold and five-year warrants equal to 10% of the securities sold exercisable at $0.50 per share.

On April 18, 2013, the Company raised $522,170 (net of offering costs of $78,158 and five-year warrants to purchase 169,021 shares of common stock at $0.50 per share) from the sale of 17.15 Units (comprised of 1,715,217 shares of common stock and 857,609 five-year warrants exercisable at $0.50 per share). All of the Units were sold with the assistance of Laidlaw except $8,750, which the Company raised on its own behalf and was not subject to a commission. Cash commissions of $59,158 and five-year warrants to purchase 169,021 shares of common stock at $0.50 per share are due to Laidlaw as offering fees. The Laidlaw engagement terminated after these transactions.

As part of two contracts entered into during the year ended April 30, 2014, the Company issued restricted stock to two firms as part of their fees for services. The fair value of the stock issued was set up as a prepaid expense and was amortized over the service period of the contract.  Since the contract was terminated, the full amount was recognized during the three months ended January 31, 2014. On June 27, 2013, the Company issued one firm 317,143 shares of its common stock valued at $0.35 per share (based on recent sales of shares by the Company) to an investor relations firm pursuant to a service agreement with two service components, one for three months and one for 12 months. The $111,000 of expense was being recognized in two pieces, $90,000 over 12 months and $21,000 over three months. On July 24, 2013, the Company issued the second firm 300,000 shares of its common stock valued at $0.35 per share (based on recent sales of shares by the Company) to a business development consultant pursuant to a six month consulting agreement. The $105,000 of expense was being amortized over the life of the contract. Since the contract was terminated, the unamortized balance was recognized as an expense in the year ended April 30, 2014.

The Company issued 7,006,064 shares of common stock and received $804,049 in connection with warrant exercises more fully described below.

As a result of the warrant modifications and exercises described below, the Company issued 3,270,678 shares of common stock as price protection on prior cash investments.

On March 10, 2014, several members of the Board of Directors paid $600,000 in exchange for 3,157,895 shares of common stock and 3,157,895 warrants at $0.19 per share.  On April 24, 2014, an investor paid $50,000 in exchange for 263,158 shares of common stock and 263,158 warrants at $0.19 per share.  On April 30, 2014, a Director paid $100,000 in exchange for 526,318 shares of common stock and 526,318 warrants at $0.19 per share.

Recapitalization

On March 13, 2012 (the "recapitalization date"), Aspen University was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of Aspen University (the "Recapitalization" or the "Reverse Merger"). The common and preferred stockholders of the Company received 25,515,204 shares of common stock of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc. For accounting purposes, Aspen University Inc. is the acquirer and Aspen Group, Inc. is the acquired company because the stockholders of Aspen University Inc. acquired both voting and management control of the combined entity. As disclosed above, the Company is deemed to have issued 9,760,000 shares of common stock to the original stockholders of the publicly-held entity. Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen University Inc. and the operations since the recapitalization date are those of Aspen University Inc. and Aspen Group, Inc. The assets and liabilities of both companies are combined at historical cost on the recapitalization date. As a result of the recapitalization and conversion of all Company preferred shares into shares of common stock of the public entity, all redemption and dividend rights of preferred shares were terminated. As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized. The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Stock Warrants

On September 28, 2012, as a result of the initial closing of the Phase Two financing, (i) warrants to purchase 915,429 shares of common stock at $0.3325 per share were issued to the former owners of Aspen Series D and Series E shares under full-ratchet price protection provisions and (ii) the exercise price of the original 456,000 warrants held by the former owners of Series D and Series E shares changed from $1.00 per share to $0.3325 per share. In addition, the exercise price of 426,500 warrants held by the former holders of Convertible Notes (sold during March through June of 2012 with the assistance of Laidlaw) changed from $1.00 per share to $0.3325 per share under price protection provisions. As the aforementioned issuances and changes in exercise price of warrants stemmed from price protection provisions in the original contracts, no expense was recognized.

On October 1, 2012, the Company retained an investor relations firm. As part of its compensation, the investor relations firm received 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $8,000. As the warrants vested immediately, the entire $8,000 was recognized as a prepaid expense and is being amortized over the term of the agreement.

On October 23, 2012, the Company issued 150,000 five-year warrants exercisable at $0.50 per share, having a fair value of $15,000. As the warrants vested immediately and were for prior services, the entire $15,000 was expensed immediately. On December 17, 2012, the warrants were repriced to have an exercise price of $0.35 per share, resulting in additional expense of $4,500, which was expensed immediately.

During the four months ended April 30, 2013, the Company issued 1,833,770 warrants exercisable at $0.50 per share. (See "Common Stock" above).

In July of 2013, the Company issued 1,115,026 warrants to a placement agent as a fee related to prior investments. There was no accounting effect for this warrant issuance.

On September 26, 2013, warrants were issued in connection with a financing more fully described in Note 9 with a relative fair value of $389,565, and were issued for 100% of the number of shares of common stock that could be purchased at the conversion price at closing or 6,736,842. The warrants have a five-year term and are exercisable for cash if an outstanding registration statement is in effect within 90 days of closing. Also, as a placement agent fee, the Company paid $207,500 and issued 1,347,368 five year warrants with an exercise price of $0.3325, valued at $94,316. The warrants and fees paid were recorded as a debt issue cost asset and are being amortized over the debt term (See Note 9).

On January 15, 2014, a warrant exercise offering was completed whereby 4,231,840 warrants were offered at an exercise price of $0.19 per warrant. The total proceeds received were $804,049 and since the exercise price was discounted from the stated prices of either $0.50 or $0.3325, a warrant modification expense of $156,952 was recorded in accordance with ASC 718-20-35. This expense was calculated by comparing the value of the warrants before and after the reduced price.  As a result of the $0.19 exercise, an additional 5,178,947 new warrants were issued at $0.19 per warrant as part of a price protection agreement with two investors. There was no accounting effect for this warrant issuance.

On March 10, 2014, several members of the Board of Directors invested $600,000 in exchange for 3,157,895 shares of common stock and 3,157,895 warrants at $0.19 per share.  On April 24, 2014, an investor invested $50,000 in exchange for 263,158 shares of common stock and 263,158 warrants at $0.19 per share. On April 30, 2014, a Director invested $100,000 in exchange for 526,318 shares of common stock and 526,318 warrants at $0.19 per share.

All other outstanding warrants issued by the Company to date have been related to capital raises. Accordingly, the Company has not recognized any additional stock-based compensation for other warrants issued during the years presented. A summary of the Company's warrant activity during the year ended April 30, 2014 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	9,090,292	$0.46
Granted	18,325,553	0.26
Exercised	(4,231,840)	0.19
Forfeited	(40,000)	0.50
Expired	-
Balance Outstanding, April 30, 2014	23,144,005	$0.31	4.6	$-

Exercisable, April 30, 2014	18,249,528	$0.31	4.6	$-

Certain of the Company's warrants contain price protection. The Company evaluated whether the price protection provision of the warrant would cause derivative treatment. In its assessment, the Company determined that since its shares are not readily convertible to cash due to an inactive trading market, through April 30, 2014 the warrants are excluded from derivative treatment.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the "Plan") that provides for the grant of 2,500,000 shares (increased to 5,600,000 shares effective September 28, 2012, to 8,000,000 effective January 16, 2013, and to 9,300,000 effective May 2013, and 14,300,000 effective July 2014) in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors.

On October 23, 2012, the Company issued non-Plan stock options to its executive officers as compensation for salary deferrals through August 31, 2012. Messrs. Michael Mathews, Brad Powers and David Garrity received 288,911, 255,773, and 136,008 five-year stock options, respectively, exercisable at $0.35 per share which options are fully vested. In aggregate, 680,692 stock options were issued to settle $238,562 of accrued salaries. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options.

On October 23, 2012, the Company issued additional non-Plan options to executive officers who reduced their salaries for the period September 1 through December 31, 2012. The Company granted Messrs. Mathews, Powers and Garrity each 166,666 five-year options, respectively, and Dr. Gerald Williams 47,620 five-year options, all exercisable at $0.35 per share with 25% of these options vesting on the last day of September, October, November and December 2012, subject to the applicable executive remaining employed on each applicable vesting date. In aggregate, 547,618 stock options were issued as part of the reduced salaries. All stock options or shares granted are valued on the appropriate measurement date and the related expense shall be recognized over the requisite service period. On January 16, 2013, these options were modified to be Plan options.

Prior to 2011, the Company received $22,000 from a director of the Company in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave the $22,000 balance due from Aspen in exchange for 62,857 five-year vested non-Plan stock options exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options.

On December 17, 2012, the Company repriced 1,705,000 stock options from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value due to the repricing is being recognized over the remaining service period of the stock options.

During the year ended December 31, 2012, including the aforementioned stock option issuances in this section, the Company granted to employees 6,777,967 stock options, net of cancellations (including repriced stock options), all of which were under the Plan, having an exercise price of $0.35 per share. While most of the options vest pro rata over three to four years on each anniversary date, 910,214 vested immediately; all options expire five years from the grant date. The total fair value of stock options granted to employees during the four months ended April 30, 2013 and for the year ended December 31, 2012 was $79,070 and $1,747,007, respectively. In connection with employee stock options, the Company recorded compensation expense of $153,818, $81,605 and $252,057 for the four months ended April 30, 2013 and 2012 and for the year ended December 31, 2012, respectively.

During the four months ended April 30, 2013, the Company granted to employees 658,914 stock options, all of which were under the Plan, having an exercise price of $0.35 per share. The options vest pro rata over three to four years on each anniversary date; all options expire five years from the grant date. The total fair value of stock options granted to employees during the four months ended April 30, 2013 was $79,070, which is being recognized over the respective vesting periods.

During the year ended April 30, 2014, the Company granted to employees 3,778,711 stock options, all of which were under the Plan, having an exercise price ranging from $0.35 per share to $0.17 per share. The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of stock options granted to employees during the year ended April 30, 2014 was $332,545, which is being recognized over the respective vesting periods.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company's stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the year ended April 30, 2014 the four months ended April 30, 2013, and during the year ended December 31, 2012:

	April 30,	April 30,	December 31,
Assumptions	2014	2013	2012
Expected life (years)	3.3	3.5 - 3.75	2.5 - 3.8
Expected volatility	45.0%	46.3%- 46.5%	44.2% - 50.9%
Weighted-average volatility	45.0%	46.5%	49.0%
Risk-free interest rate	0.38%	.36%-.44%	0.31% - 0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	n/a	3.9%	1.7%

The Company utilized the simplified method to estimate the expected life for stock options granted to employees. The simplified method was used as the Company does not have sufficient historical data regarding stock option exercises. The expected volatility is based on the average of the expected volatilities from the most recent audited financial statements available for comparative public companies that are deemed to be similar in nature to the Company. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected life of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

A summary of the Company's stock option activity for employees and directors during the year ended April 30, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	7,344,381	$0.35
Granted	3,778,711	$0.25
Exercised	-
Forfeited	(646,680)	$0.35
Expired	-
Balance Outstanding, April 30, 2014	10,476,412	$0.35	4.0	$-

Exercisable, April 30, 2014	2,050,332	$0.35	3.8	$-

The weighted-average grant-date fair value of options granted to employees during the four months ended April 30, 2014 was $0.06.

As of April 30, 2014, there was $767,237 of total unrecognized compensation costs related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.5 years.

Stock Option Grants to Non-Employees

On March 15, 2012, the Company granted 175,000 stock options to non-employees, all of which were under the Plan, having an exercise price of $1.00 per share. The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of the stock options granted was $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $15,750 was recognized immediately.

On October 23, 2012, under the Plan, the Company issued to a consultant 20,000 five-year stock options exercisable at $0.50 per share vesting in equal annual increments over a three-year period subject to the consultant continuing to provide services for the Company. The total fair value of the stock options granted was $2,000, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $0.50 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $600 was recognized immediately.

The total fair value of 75,000 stock options granted to a faculty member during the four months ended April 30, 2013 was $9,000, which will be recognized over 3 years as this contract employee provides services to Aspen.

The Company recorded compensation expense of $2,968 for the year ended April 30, 2014 and $244 for the four months ended April 30, 2013 in connection with this particular non-employee grant. The Company recorded compensation expense of $95,600 for the year ended December 31, 2012, in connection with non-employee stock options. The total fair value of stock options granted to non-employees during the year ended December 31, 2012 was $95,600, all of which was recognized immediately as these stock options were issued for prior services rendered.

A summary of the Company's stock option activity for non-employees during the year ended April 30, 2014 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	270,000	$0.35
Granted	-	$-
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, April 30, 2014	270,000	$0.35	4.0	$-

Exercisable, April 30, 2014	-	N/A	N/A	N/A